Related Party Transactions - Schedule of Related Party Payables and Receivables (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivables		$ (212,989)	$ 77,355
Laguz I Fundo de Investimento [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivables	[1]	(162,764)
J&F [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivables	[2]	$ (50,225)	$ 77,355

[1]	In May 2025, the indirect subsidiary JBS S.A. acquired tax credit rights from the related party Laguz I Fundo de Investimento through an agreement providing for 31 installments, with final maturity in April 2028. These tax credits originate from a judicial claim related to the export credit premium incentive. The case has already been definitively settled in favor of the taxpayer, and is currently in the final stage of assessment and confirmation of the credit balance. The credit rights were acquired at an approximate discount of 35%, and the credits will be used to offset JBS S.A.’s tax obligations once the case is finalized and the use of the credits is authorized by the relevant regulatory authorities. The credits have been recorded under “Other receivables”.
[2]	The net balance payable to J&F refers to: (i) US$93,379 receivable, arising from the settlement agreement entered into between JBS S.A., J&F, and certain former executives of the Company, which resulted in the definitive termination of the dispute addressed in arbitration proceeding, under which J&F committed to settle the amount in accordance with the terms and conditions set forth in the agreement; and (ii) US$143,604 payable, related to the purchase of the Araputanga Plant, to be settled in 19 installments, with final maturity in May 2027.